SHARE-BASED PAYMENTS - Schedule of share based arrangement expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 9.3	$ 3.8
Equity-settled share options	2.4	2.7
Cash-settled awards	1.0	0.0
Total	$ 12.7	$ 6.5